Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic Earnings (Losses) Per Share

	12/31/2025	12/31/2024	12/31/2023
Net income (loss) for the year attributed to Controlling shareholders'	13,408,189	(7,074,198)	14,084,848
Weighted average number of shares in the year – in thousands	1,264,118	1,289,637	1,330,020
Weighted average treasury shares – in thousands	(27,416)	(24,836)	(32,827)
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Basic earnings per common share – R$	10.84189	(5.59313)	10.85794

Schedule of Diluted Earnings (Losses) Per Share

	12/31/2025	12/31/2024	12/31/2023
Net income (loss) for the year attributed to Controlling shareholders'	13,408,189	(7,074,198)	14,084,848
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Average number of potential shares (stock options) - in thousands	3,012		487
Weighted average number of shares (diluted) – in thousands	1,239,714	1,264,801	1,297,680
Diluted earnings per common share – R$	10.81555	(5.59313)	10.85387